Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.9171909

SEMI-ANNUAL REPORT — 6/30/2014

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

September 30, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7799 1933 Act Registration Numbers: 333-11377 CIK: 00001020506 Rule N30d-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 26, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2014
Delaware VIP Trust (Standard Class)	814230	September 8, 2014
Gabelli Capital Series Funds Inc. (Class AAA)	901246	September 2, 2014
Lazard Retirement Series Inc. (Service Shares)	1033669	September 5, 2014
Lincoln Variable Insurance Products Trust (Standard Class)	914036	August 27, 2014
MFS® Variable Insurance TrustSM (Initial Class)	918571	August 28, 2014
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	August 21, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Sheila B. St. Hilaire

Sheila B. St. Hilaire
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772